Share capital - Movements in LGHL shares (Details) - EUR (€) € in Thousands, shares in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital
Number of ordinary shares issued and paid	145,021		130,971
Exchange of ordinary shares | Ordinary shares
Share capital
Number of ordinary shares issued and paid			105,000
Exchange of convertible preference share | Convertible preference shares
Share capital
Number of ordinary shares issued and paid			10,644
Ordinary shares to third party investors | Ordinary shares
Share capital
Number of ordinary shares issued and paid			15,327
Repurchase of ordinary shares | Ordinary shares
Share capital
Number of ordinary shares issued and paid		(5,000)
Issuance of ordinary shares | Ordinary shares
Share capital
Number of ordinary shares issued and paid		19,050
Share premium
Share capital
Share premium issued and paid	€ 783,883		€ 743,501	€ 143,739
Share premium | Exchange of ordinary shares | Ordinary shares
Share capital
Share premium issued and paid			357,825
Share premium | Exchange of convertible preference share | Convertible preference shares
Share capital
Share premium issued and paid			99,204
Share premium | Ordinary shares to third party investors | Ordinary shares
Share capital
Share premium issued and paid			€ 142,733
Share premium | Repurchase of ordinary shares | Ordinary shares
Share capital
Share premium issued and paid		€ (25,023)
Share premium | Issuance of ordinary shares | Ordinary shares
Share capital
Share premium issued and paid		€ 65,405